Stockholders' Deficit - Common Stock (Details)		6 Months Ended	12 Months Ended
	Apr. 14, 2021 shares	Jun. 30, 2023 Vote $ / shares shares	Dec. 31, 2022 Vote $ / shares shares	Apr. 17, 2023 $ / shares	Feb. 28, 2023 shares	Dec. 31, 2021 $ / shares shares
Stockholders' Equity (Deficit)
Class A common stock subject to possible redemption, shares outstanding			42,500,000			42,500,000
Class A common stock
Stockholders' Equity (Deficit)
Common stock, shares authorized		400,000,000	400,000,000			400,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.01		$ 0.0001
Common stock, votes per share | Vote		1	1
Common stock, shares issued		0	0
Common stock, shares outstanding		0	0		4,312,774
Class A common stock subject to possible redemption
Stockholders' Equity (Deficit)
Class A common stock subject to possible redemption, shares issued		4,312,774	42,500,000			42,500,000
Class A common stock subject to possible redemption, shares outstanding		4,312,774	42,500,000			42,500,000
Class B common stock
Stockholders' Equity (Deficit)
Common stock, shares authorized		40,000,000	40,000,000			40,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001			$ 0.0001
Common stock, votes per share | Vote		1	1
Common stock, shares issued		10,625,000	10,625,000			10,625,000
Common stock, shares outstanding		10,625,000	10,625,000			10,625,000
Conversion ratio		1	1
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)		20.00%	20.00%
Number of shares for which forfeiture condition has expired (in shares)	1,450,000